LEASES	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
LEASES
LEASES

NOTE 14 - LEASES

The Company adopted ASU No. 2016-02, Leases and determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30,
	2025	2024

Assets
Right-of-use asset (#1)	$720,000	$720,000
Right-of-use assets (#2)	162,092	64,910
Total RoU assets	$882,092	$784,910
Less: Accumulated amortization	(363,717)	(275,428)
	$518,375	509,482

Liabilities
Current:
Operating lease liabilities	$38,311	$24,881
Finance lease liabilities	-	22,323
	38,311	47,204

Finance lease liabilities – assets held for sale	$-	$603,252
Total Current Lease Liabilities	$38,311	650,456

Non-current:
Operating lease liabilities	$91,639	$4,602
Finance lease liabilities	-	86,565
Total Non-current Lease Liabilities	91,639	91,167

Total lease liabilities	$129,950	$741,623

As of June 30, 2025, right-of-use assets were $518,375 and lease liabilities were $129,950.

As of June 30, 2024, right-of-use assets were $509,482 and lease liabilities were $741,623.

For the year ended June 30, 2025 and 2024, the amortization charge on right-of-use assets was $34,825 and $117,517, respectively.

(#1) This leasing arrangement for the lease of the Segama factory amounting to $720,000 is for a lease term of seven (7) years and included an exclusive right and option to purchase the factory site, together with all its right title and interest, for a consideration to be mutually agreed between the parties at any time during the period of two years from the date of the Lease Agreement ended March 1, 2024. The option was not exercised and has lapsed.

There are no corresponding lease liabilities recorded as the lease payments for the entire lease period has been paid upfront upon inception of the agreement.

(#2) The Company through its wholly owned subsidiary VRI entered into various lease arrangements for the use of motor vehicles for lease term of three (3) to four (4) years which expire at various dates through 2029. Certain of the lease arrangements contain option to purchase at an agreed consideration as stated in the respective lease agreement. The Company’s lease agreements do not contain any material restrictive covenants.

The table below presents the information related to weighted average discount rate and the remaining lease term (years) of the operating leases.

	As of June 30,
	2025	2024
Operating leases
Weighted average discount rate	9.00%	18.20%
Weighted average remaining lease term (years)	3.10	1.17
Finance leases
Weighted average discount rate	NA	6.73%
Weighted average remaining lease term (years)	NA	3.66

The accretion of lease liability for the years ended June 30, 2025 and 2024, were $8,023 and $7,471, respectively.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Years ended June 30,
	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$5,368	$45,926

Operating lease cost:
Operating lease expense (per ASC 842)	145,705	131,096

Total lease expense	$151,073	$177,022

Components of Lease Expense

The Company recognizes operating lease expense on a straight-line basis over the term of the operating leases, comprising interest expense determined using the effective interest method, and amortization of the right-of-use asset, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Finance lease expense comprises of interest expenses determined using the effective interest method.

Future Contractual Lease Payments as of June 30, 2025

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years and thereafter ending June 30:

Years ending June 30,	Operating and finance lease amount

2026	48,435
2027	48,435
2028	37,710
Thereafter	15,741
Total minimum lease liabilities payment	150,321
Less: imputed interest	(20,371)

Present value of lease liabilities	$129,950

LEASES

NOTE 12 - LEASES

The Company adopted ASU No. 2016-02, Leases and determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the unaudited condensed consolidated balance sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	September 30, 2025	June 30, 2025

Assets
Right-of-use asset (#1)	$720,000	$720,000
Right-of-use asset (#2)	162,092	162,092
Total RoU assets	882,092	882,092
Less: Accumulated amortization	(400,887)	(363,717)
	$481,205	$518,375

Liabilities
Current:
Operating lease liabilities	$39,145	$38,311

Non-current:
Operating lease liabilities	81,534	91,639

Total lease liabilities	$120,679	$129,950

As of September 30, 2025, right-of-use assets were $481,205 and lease liabilities were $120,679.

As of June 30, 2025, right-of-use assets were $518,375 and lease liabilities were $129,950.

For the three months ended September 30, 2025 and 2024, the amortization charge on right-of use assets was $37,170 and $31,519, respectively.

(#1) This leasing arrangement for the lease of the Segama factory amounting to $720,000 is for a lease term of seven (7) years commencing March 2, 2022.

There are no corresponding lease liabilities recorded, as the lease payments for the entire lease period have been paid upfront upon inception of the agreement.

(#2) The Company through its wholly owned subsidiary VRI entered into various lease arrangements for the use of motor vehicles for lease term of three (3) to four (4) years which expire at various dates through 2029. Certain of the lease arrangements contain option to purchase at an agreed consideration as stated in the respective lease agreement. The Company’s lease agreements do not contain any material restrictive covenants.

The table below presents the information related to weighted average discount rate and the remaining lease term (years) of the operating leases.

	Three Months ended September 30,
	September 30, 2025	June 30, 2025
Operating leases
Weighted average discount rate	9.02%	9.00%
Weighted average remaining lease term (years)	2.85	3.10

The accretion of lease liability for the three months ended September 30, 2025, and 2024, were $2,838 and $1,255, respectively.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the periods.

	Three Months ended September 30,
	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$-	$6,739

Operating lease cost:
Operating lease expense (per ASC 842)	40,008	32,774

Total lease expense	$40,008	$39,513

Components of Lease Expense

The Company recognizes operating lease expense on a straight-line basis over the term of the operating leases, comprising interest expense determined using the effective interest method, and amortization of the right-of-use asset, as reported within “general and administrative” expense on the accompanying unaudited condensed consolidated statement of operations.

Finance lease expense comprises of interest expenses determined using the effective interest method.

Future Contractual Lease Payments as of September 30, 2025

The below table summarizes (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years and thereafter ending September 30:

Years ending September 30,	Operating lease amount

2026	$48,435
2027	48,435
2028	32,347
Thereafter	8,995

Total minimum lease liabilities payment	138,212
Less: imputed interest	(17,533)
Present value of lease liabilities	$120,679

Representing:-
Current liabilities	$39,145
Non-current liabilities	81,534
Present value of lease liabilities	$120,679